Schedule of Investments
(unaudited)
January 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.5%
Boeing Co. (The), 6.13%, 02/15/33
(a)
....... USD 1,473 $ 1,591,479
HEICO Corp., 5.35%, 08/01/33 .......... 2,097 2,169,418
L3Harris Technologies, Inc., 5.40%, 07/31/33 .. 5,267 5,475,546
Leidos, Inc., 5.75%, 03/15/33 ........... 1,950 2,057,863
Lockheed Martin Corp., 5.25%, 01/15/33
(a)
... 3,480 3,661,018
Northrop Grumman Corp., 4.70%, 03/15/33
(a)
.. 3,579 3,609,814
RTX Corp., 5.15%, 02/27/33 ............ 4,415 4,563,753
Textron, Inc., 6.10%, 11/15/33 ........... 1,367 1,468,695
24,597,586
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., 4.88%, 03/03/33
(a)
. 3,173 3,261,284
Automobile Components — 0.2%
Magna International, Inc., 5.50%, 03/21/33
(a)
.. 1,934 2,013,104
Automobiles — 0.2%
Toyota Motor Corp., 5.12%, 07/13/33 ....... 1,837 1,901,842
Banks — 5.0%
Banco Santander SA
6.92% , 08/08/33 ................... 6,896 7,612,577
6.94% , 11/07/33 ................... 5,310 6,059,149
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33 ....................... 3,936 4,261,522
Citigroup, Inc.
5.88% , 02/22/33
(a)
.................. 1,740 1,855,560
6.00% , 10/31/33 ................... 2,355 2,515,807
Keybank National Association, 5.00%, 01/26/33 3,543 3,564,399
Royal Bank of Canada
5.00% , 02/01/33 ................... 5,953 6,097,946
5.00% , 05/02/33 ................... 3,273 3,347,793
Sumitomo Mitsui Financial Group, Inc.
5.77% , 01/13/33 ................... 5,805 6,153,585
5.78% , 07/13/33 ................... 2,485 2,638,999
5.81% , 09/14/33
(a)
.................. 3,060 3,262,193
Westpac Banking Corp., 6.82%, 11/17/33 .... 2,700 3,011,138
50,380,668
Beverages — 1.5%
Brown-Forman Corp., 4.75%, 04/15/33
(a)
..... 2,337 2,364,031
Constellation Brands, Inc., 4.90%, 05/01/33 ... 2,696 2,709,320
Diageo Capital plc
5.50% , 01/24/33 ................... 2,780 2,919,878
5.63% , 10/05/33 ................... 3,330 3,524,534
PepsiCo, Inc., 4.45%, 02/15/33
(a)
......... 3,256 3,300,440
14,818,203
Biotechnology — 2.1%
Amgen, Inc.
4.20% , 03/01/33 ................... 2,985 2,909,093
5.25% , 03/02/33 ................... 14,199 14,689,705
Gilead Sciences, Inc., 5.25%, 10/15/33 ..... 3,450 3,609,938
21,208,736
Broadline Retail — 0.6%
Amazon.com, Inc., 4.35%, 03/20/33 ....... 5,230 5,200,112
MercadoLibre, Inc., 4.90%, 01/15/33 ....... 1,020 1,008,678
6,208,790
Building Products — 0.5%
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(a)
...................... 2,046 2,162,638
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ....................... 2,377 2,471,814
4,634,452
Security
Par (000)
Par (000) Value
Capital Markets — 2.3%
Ameriprise Financial, Inc., 5.15%, 05/15/33
(a)
.. USD 2,922 $ 3,020,450
Brookfield Capital Finance LLC, 6.09%, 06/14/33 2,092 2,229,355
Goldman Sachs Group, Inc. (The), 6.13%,
02/15/33
(a)
...................... 3,685 4,012,683
Intercontinental Exchange, Inc., 4.60%,
03/15/33
(a)
...................... 5,361 5,390,159
Nomura Holdings, Inc.
6.18% , 01/18/33 ................... 2,295 2,469,004
6.09% , 07/12/33
(a)
.................. 2,390 2,565,888
S&P Global, Inc., 5.25%, 09/15/33
(a)
....... 2,730 2,854,663
22,542,202
Chemicals — 1.2%
Air Products & Chemicals, Inc., 4.80%,
03/03/33
(a)
...................... 2,218 2,255,378
Dow Chemical Co. (The), 6.30%, 03/15/33
(a)
.. 2,163 2,295,310
Eastman Chemical Co., 5.75%, 03/08/33
(a)
... 1,803 1,887,548
EIDP, Inc., 4.80%, 05/15/33
(a)
........... 2,235 2,233,741
LYB International Finance III LLC, 5.63%,
05/15/33 ....................... 1,842 1,854,278
Mosaic Co. (The), 5.45%, 11/15/33
(a)
....... 1,808 1,857,847
12,384,102
Commercial Services & Supplies — 1.2%
Republic Services, Inc.
(a)
2.38% , 03/15/33 ................... 2,765 2,410,314
5.00% , 12/15/33 ................... 2,230 2,294,075
Veralto Corp., 5.45%, 09/18/33 .......... 2,550 2,651,529
Waste Connections, Inc., 4.20%, 01/15/33 .... 2,792 2,727,733
Waste Management, Inc., 4.63%, 02/15/33
(a)
.. 1,923 1,943,122
12,026,773
Consumer Finance — 2.2%
AerCap Ireland Capital DAC
4.75% , 01/15/33 ................... 1,385 1,371,850
3.40% , 10/29/33 ................... 5,202 4,689,225
Ford Motor Credit Co. LLC
5.75% , 04/06/33 ................... 2,450 2,471,060
7.12% , 11/07/33 ................... 4,309 4,658,207
General Motors Financial Co., Inc., 6.40%,
01/09/33 ....................... 3,419 3,684,418
John Deere Capital Corp., Series I, 5.15%,
09/08/33
(a)
...................... 3,560 3,720,250
Toyota Motor Credit Corp., 4.70%, 01/12/33 ... 1,920 1,937,688
22,532,698
Consumer Staples Distribution & Retail — 1.0%
Dollar General Corp., 5.45%, 07/05/33 ...... 2,822 2,923,231
Target Corp., 4.40%, 01/15/33
(a)
.......... 1,875 1,871,021
Walmart, Inc., 4.10%, 04/15/33
(a)
......... 4,998 4,969,545
9,763,797
Containers & Packaging — 0.7%
Amcor Finance USA, Inc., 5.63%, 05/26/33
(a)
.. 1,700 1,776,447
Avery Dennison Corp., 5.75%, 03/15/33
(a)
.... 1,361 1,439,288
Packaging Corp. of America, 5.70%, 12/01/33 . 1,585 1,671,119
WRKCo, Inc., 3.00%, 06/15/33
(a)
.......... 2,112 1,881,520
6,768,374
Distributors — 0.3%
(a)
Genuine Parts Co., 6.88%, 11/01/33 ....... 1,385 1,536,441
LKQ Corp., 6.25%, 06/15/33 ............ 1,605 1,679,360
3,215,801
Diversified REITs — 0.7%
GLP Capital LP
5.25% , 02/15/33 ................... 2,040 2,043,822
6.75% , 12/01/33 ................... 1,515 1,640,960
Simon Property Group LP, 5.50%, 03/08/33
(a)
.. 2,249 2,360,212

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
WP Carey, Inc., 2.25%, 04/01/33 ......... USD 1,685 $ 1,422,744
7,467,738
Diversified Telecommunication Services — 5.1%
AT&T, Inc.
4.75% , 04/30/33 ................... 4,300 4,292,285
2.55% , 12/01/33 ................... 13,010 11,062,150
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33
(a)
................. 3,159 3,205,937
Comcast Corp.
4.25% , 01/15/33 ................... 5,880 5,736,296
4.65% , 02/15/33 ................... 3,501 3,496,269
7.05% , 03/15/33
(a)
.................. 2,595 2,962,495
4.80% , 05/15/33
(a)
.................. 3,502 3,518,309
Verizon Communications, Inc.
4.75% , 01/15/33 ................... 4,405 4,403,698
5.05% , 05/09/33
(a)
.................. 3,443 3,523,021
4.50% , 08/10/33 ................... 7,412 7,279,017
6.40% , 09/15/33
(a)
.................. 1,235 1,357,846
50,837,323
Electric Utilities — 9.9%
AEP Texas, Inc., 5.40%, 06/01/33 ......... 1,630 1,679,947
Alabama Power Co., 5.85%, 11/15/33 ...... 1,000 1,069,359
American Electric Power Co., Inc., 5.63%,
03/01/33 ....................... 2,982 3,123,779
Arizona Public Service Co., 5.55%, 08/01/33 .. 1,797 1,872,588
CenterPoint Energy Houston Electric LLC
Series K2 , 6.95% , 03/15/33
(a)
........... 1,070 1,211,886
4.95% , 04/01/33 ................... 2,117 2,151,420
Commonwealth Edison Co., 4.90%, 02/01/33
(a)
. 1,146 1,168,826
Connecticut Light & Power Co. (The), 4.90%,
07/01/33 ....................... 898 905,854
Dominion Energy South Carolina, Inc., 5.30%,
05/15/33
(a)
...................... 828 858,451
DTE Electric Co., 5.20%, 04/01/33 ........ 2,084 2,163,412
Duke Energy Carolinas LLC, 4.95%, 01/15/33
(a)
4,172 4,280,330
Duke Energy Corp., 5.75%, 09/15/33 ....... 2,137 2,263,118
Duke Energy Florida LLC, 5.88%, 11/15/33 ... 2,055 2,209,455
Duke Energy Ohio, Inc., 5.25%, 04/01/33 .... 1,165 1,204,518
Duke Energy Progress LLC, 5.25%, 03/15/33 .. 1,781 1,845,918
Entergy Arkansas LLC
5.15% , 01/15/33 ................... 1,654 1,706,271
5.30% , 09/15/33 ................... 965 1,002,499
Entergy Louisiana LLC, 4.00%, 03/15/33
(a)
... 2,533 2,437,282
Entergy Mississippi LLC, 5.00%, 09/01/33 .... 1,005 1,021,554
Evergy Kansas Central, Inc., 5.90%, 11/15/33 . 1,045 1,116,623
Evergy Metro, Inc., 4.95%, 04/15/33 ....... 870 884,156
Eversource Energy, 5.13%, 05/15/33 ....... 2,900 2,927,826
Exelon Corp., 5.30%, 03/15/33 ........... 2,939 3,044,544
FirstEnergy Transmission LLC, 4.75%, 01/15/33 1,495 1,485,700
Florida Power & Light Co.
(a)
5.10% , 04/01/33 ................... 2,644 2,729,592
4.80% , 05/15/33 ................... 2,556 2,594,645
Georgia Power Co., 4.95%, 05/17/33 ....... 3,526 3,599,142
Interstate Power & Light Co., 5.70%, 10/15/33 . 1,085 1,140,218
Kentucky Utilities Co., Series KENT, 5.45%,
04/15/33 ....................... 1,450 1,517,572
Louisville Gas & Electric Co., Series LOU, 5.45%,
04/15/33 ....................... 1,378 1,438,722
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ....................... 3,477 3,552,818
Ohio Power Co., 5.00%, 06/01/33 ......... 1,330 1,342,920
Oklahoma Gas & Electric Co., 5.40%, 01/15/33 1,661 1,732,660
Oncor Electric Delivery Co. LLC
7.25% , 01/15/33 ................... 1,109 1,269,991
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.65% , 11/15/33 ................... USD 2,886 $ 3,054,984
Pacific Gas & Electric Co.
6.15% , 01/15/33 ................... 2,575 2,730,063
6.40% , 06/15/33 ................... 3,909 4,213,591
PECO Energy Co., 4.90%, 06/15/33 ....... 1,884 1,920,876
PPL Electric Utilities Corp., 5.00%, 05/15/33 .. 2,169 2,217,662
Public Service Co. of New Hampshire, 5.35%,
10/01/33 ....................... 2,077 2,161,083
Public Service Co. of Oklahoma, 5.25%,
01/15/33 ....................... 1,635 1,672,604
Public Service Electric & Gas Co.
4.65% , 03/15/33 ................... 1,659 1,665,009
5.20% , 08/01/33 ................... 1,805 1,867,442
Southern Co. (The), 5.20%, 06/15/33
(a)
...... 2,597 2,663,490
Southwestern Electric Power Co., 5.30%,
04/01/33 ....................... 1,230 1,258,241
Virginia Electric & Power Co.
5.00% , 04/01/33 ................... 2,722 2,773,490
5.30% , 08/15/33 ................... 1,294 1,339,235
Wisconsin Electric Power Co., 5.63%, 05/15/33 1,125 1,200,065
Wisconsin Power & Light Co., 4.95%, 04/01/33 . 1,131 1,146,976
Xcel Energy, Inc., 5.45%, 08/15/33 ........ 2,753 2,840,312
99,278,719
Electrical Equipment — 0.9%
(a)
Eaton Corp., 4.15%, 03/15/33 ........... 4,548 4,467,082
Regal Rexnord Corp., 6.40%, 04/15/33 ..... 4,392 4,692,613
9,159,695
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., 4.40%, 02/15/33 ......... 3,990 3,942,351
Jabil, Inc., 4.75%, 02/01/33 ............. 975 960,409
4,902,760
Energy Equipment & Services — 0.1%
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 .. 1,330 1,432,190
Entertainment — 0.2%
Walt Disney Co. (The), 6.55%, 03/15/33 ..... 1,366 1,536,079
Financial Services — 1.9%
Apollo Global Management, Inc., 6.38%,
11/15/33 ....................... 1,933 2,114,727
Corebridge Financial, Inc., 6.05%, 09/15/33
(a)
.. 1,553 1,659,797
Equitable Holdings, Inc., 5.59%, 01/11/33
(a)
... 1,815 1,893,357
Fiserv, Inc.
5.60% , 03/02/33 ................... 3,113 3,201,944
5.63% , 08/21/33 ................... 4,614 4,741,926
Mastercard, Inc., 4.85%, 03/09/33 ......... 2,745 2,810,989
National Rural Utilities Cooperative Finance
Corp., 5.80%, 01/15/33 .............. 2,190 2,345,721
18,768,461
Food Products — 2.7%
Archer-Daniels-Midland Co., 4.50%, 08/15/33
(a)
2,005 1,999,247
General Mills, Inc., 4.95%, 03/29/33
(a)
...... 3,537 3,576,266
Hershey Co. (The), 4.50%, 05/04/33
(a)
...... 1,657 1,656,965
J M Smucker Co. (The), 6.20%, 11/15/33
(a)
... 3,583 3,877,366
JBS NV, 5.75%, 04/01/33 .............. 5,943 6,196,902
Kellanova, 5.25%, 03/01/33 ............ 1,091 1,130,701
McCormick & Co., Inc., 4.95%, 04/15/33 ..... 1,964 1,987,350
Pilgrim's Pride Corp., 6.25%, 07/01/33 ...... 3,521 3,762,500
Unilever Capital Corp., 5.00%, 12/08/33
(a)
.... 3,085 3,192,359
27,379,656
Gas Utilities — 0.7%
Atmos Energy Corp., 5.90%, 11/15/33 ...... 2,445 2,641,703
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33 1,317 1,367,078
Southern California Gas Co., 5.20%, 06/01/33 . 1,760 1,810,931

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities (continued)
Spire Missouri, Inc., 4.80%, 02/15/33 ....... USD 1,478 $ 1,489,520
7,309,232
Ground Transportation — 1.3%
Canadian National Railway Co., 5.85%, 11/01/33 1,155 1,246,443
CSX Corp., 5.20%, 11/15/33
(a)
........... 2,158 2,240,775
Fedex Freight Holding Co., Inc., 4.95%,
03/15/33
(b)
...................... 780 777,547
Norfolk Southern Corp., 4.45%, 03/01/33 .... 1,883 1,871,678
Ryder System, Inc., 6.60%, 12/01/33
(a)
...... 2,030 2,253,228
Triton Container International Ltd., 5.15%,
02/15/33 ....................... 1,300 1,293,294
Union Pacific Corp., 4.50%, 01/20/33
(a)
...... 3,076 3,098,530
12,781,495
Health Care Equipment & Supplies — 0.4%
Medtronic Global Holdings SCA, 4.50%, 03/30/33 3,628 3,623,809
Health Care Providers & Services — 4.6%
Cigna Group (The), 5.40%, 03/15/33
(a)
...... 2,937 3,051,974
CVS Health Corp.
5.25% , 02/21/33 ................... 6,076 6,226,896
5.30% , 06/01/33 ................... 4,297 4,402,724
Elevance Health, Inc., 4.75%, 02/15/33 ..... 3,486 3,483,598
HCA, Inc., 5.50%, 06/01/33 ............. 4,387 4,551,664
Humana, Inc., 5.88%, 03/01/33 .......... 2,718 2,813,593
McKesson Corp., 5.10%, 07/15/33
(a)
....... 2,215 2,281,899
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33 .................. 1,673 1,720,399
Quest Diagnostics, Inc., 6.40%, 11/30/33 .... 2,720 2,996,147
Sutter Health, 5.16%, 08/15/33 .......... 790 811,026
UnitedHealth Group, Inc.
5.35% , 02/15/33 ................... 6,924 7,194,689
4.50% , 04/15/33 ................... 5,168 5,099,700
UPMC, 5.04%, 05/15/33
(a)
............. 1,485 1,511,704
46,146,013
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33
(a)
...................... 3,541 2,907,261
Healthpeak OP LLC, 4.75%, 01/15/33 ...... 1,460 1,452,485
National Health Investors, Inc., 5.35%, 02/01/33 1,085 1,085,820
Omega Healthcare Investors, Inc., 3.25%,
04/15/33
(a)
...................... 2,469 2,191,519
7,637,085
Hotels, Restaurants & Leisure — 0.8%
Darden Restaurants, Inc., 6.30%, 10/10/33 ... 1,878 2,040,077
Marriott International, Inc., Series II, 2.75%,
10/15/33 ....................... 2,441 2,127,432
McDonald's Corp., 4.95%, 08/14/33 ........ 2,224 2,283,946
Starbucks Corp., 4.80%, 02/15/33 ......... 1,879 1,899,138
8,350,593
Household Durables — 0.2%
PulteGroup, Inc., 6.38%, 05/15/33
(a)
........ 1,497 1,639,932
Household Products — 0.6%
Colgate-Palmolive Co., 4.60%, 03/01/33
(a)
.... 1,851 1,883,390
Kimberly-Clark Corp., 4.50%, 02/16/33 ...... 1,266 1,277,908
Procter & Gamble Co. (The), 4.05%, 01/26/33
(a)
2,907 2,895,624
6,056,922
Independent Power and Renewable Electricity Producers — 0.2%
Constellation Energy Generation LLC, 5.80%,
03/01/33
(a)
...................... 2,100 2,229,671
Industrial Conglomerates — 0.4%
Honeywell International, Inc., 5.00%, 02/15/33 . 3,807 3,917,584
Security
Par (000)
Par (000) Value
Industrial REITs — 0.5%
Prologis LP
4.63% , 01/15/33
(a)
.................. USD 2,050 $ 2,060,476
4.75% , 06/15/33 ................... 2,771 2,784,673
4,845,149
Insurance — 3.8%
Allstate Corp. (The)
5.25% , 03/30/33
(a)
.................. 2,482 2,566,162
5.35% , 06/01/33 ................... 1,329 1,381,524
American International Group, Inc., 5.13%,
03/27/33 ....................... 2,915 2,986,901
Aon Corp., 5.35%, 02/28/33 ............ 2,660 2,757,942
Arthur J Gallagher & Co., 5.50%, 03/02/33 ... 1,320 1,369,835
Athene Holding Ltd., 6.65%, 02/01/33
(a)
..... 1,462 1,584,346
CNA Financial Corp., 5.50%, 06/15/33 ...... 1,827 1,894,427
Fairfax Financial Holdings Ltd., 6.00%, 12/07/33 1,990 2,109,914
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33
(a)
.................. 1,153 1,248,966
5.40% , 09/15/33 ................... 2,065 2,159,289
MetLife, Inc., 5.38%, 07/15/33 ........... 3,494 3,665,476
Principal Financial Group, Inc., 5.38%, 03/15/33 1,550 1,606,684
Progressive Corp. (The), 4.95%, 06/15/33
(a)
... 1,870 1,911,558
Prudential Financial, Inc., 5.75%, 07/15/33
(a)
.. 1,493 1,606,160
Reinsurance Group of America, Inc., 6.00%,
09/15/33 ....................... 1,461 1,553,881
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 2,555 2,668,412
Travelers Property Casualty Corp., 6.38%,
03/15/33
(a)
...................... 1,818 2,036,828
Willis North America, Inc., 5.35%, 05/15/33 ... 2,669 2,743,304
37,851,609
Interactive Media & Services — 0.6%
Meta Platforms, Inc., 4.95%, 05/15/33 ...... 6,082 6,194,077
IT Services — 0.7%
Booz Allen Hamilton, Inc., 5.95%, 08/04/33 ... 2,349 2,443,097
International Business Machines Corp.
4.60% , 02/03/33 ................... 1,700 1,696,973
4.75% , 02/06/33
(a)
.................. 2,825 2,859,017
6,999,087
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 5.09%, 08/10/33 . 3,575 3,693,723
Machinery — 0.7%
Ingersoll Rand, Inc., 5.70%, 08/14/33 ....... 3,382 3,571,258
Nordson Corp., 5.80%, 09/15/33 .......... 1,724 1,821,741
nVent Finance SARL, 5.65%, 05/15/33 ...... 1,825 1,903,274
7,296,273
Media — 1.4%
Charter Communications Operating LLC, 4.40%,
04/01/33 ....................... 3,613 3,395,759
Fox Corp., 6.50%, 10/13/33 ............ 4,471 4,913,263
Omnicom Group, Inc., 5.38%, 06/15/33 ..... 998 1,012,230
Paramount Global, 5.50%, 05/15/33 ....... 1,128 1,064,668
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ....................... 3,430 3,944,896
14,330,816
Metals & Mining — 2.0%
BHP Billiton Finance USA Ltd.
4.90% , 02/28/33 ................... 2,592 2,636,826
5.25% , 09/08/33 ................... 5,268 5,450,364
Kinross Gold Corp., 6.25%, 07/15/33 ....... 1,837 1,993,823
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ...... 2,602 2,839,929
Rio Tinto Finance USA plc, 5.00%, 03/09/33 .. 2,378 2,433,520

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Vale Overseas Ltd., 6.13%, 06/12/33 ....... USD 4,412 $ 4,724,882
20,079,344
Multi-Utilities — 2.1%
Ameren Illinois Co., 4.95%, 06/01/33
(a)
...... 1,713 1,747,545
Black Hills Corp., 4.35%, 05/01/33 ........ 1,494 1,443,532
Consolidated Edison Co. of New York, Inc.,
5.20%, 03/01/33 .................. 1,675 1,733,154
Consumers Energy Co., 4.63%, 05/15/33
(a)
... 2,312 2,316,979
Dominion Energy, Inc.
Series E , 6.30% , 03/15/33 ............. 855 925,848
Series F , 5.25% , 08/01/33 ............. 1,940 1,984,113
National Grid plc, 5.81%, 06/12/33
(a)
....... 2,796 2,962,869
NiSource, Inc., 5.40%, 06/30/33 .......... 1,633 1,688,275
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ....................... 1,412 1,515,399
Sempra, 5.50%, 08/01/33
(a)
............. 2,379 2,478,137
Southern Co. Gas Capital Corp., 5.75%,
09/15/33 ....................... 1,705 1,802,974
20,598,825
Office REITs — 0.7%
Boston Properties LP, 2.45%, 10/01/33 ...... 3,045 2,516,833
COPT Defense Properties LP, 2.90%, 12/01/33 1,486 1,268,162
Highwoods Realty LP, 5.35%, 01/15/33 ..... 1,000 1,003,211
Kilroy Realty LP, 2.65%, 11/15/33 ......... 1,678 1,373,278
Piedmont Operating Partnership LP, 5.63%,
01/15/33 ....................... 1,000 1,004,481
7,165,965
Oil, Gas & Consumable Fuels — 9.9%
BP Capital Markets America, Inc.
4.81% , 02/13/33 ................... 7,678 7,759,690
4.89% , 09/11/33 ................... 5,343 5,415,534
Canadian Natural Resources Ltd., 6.45%,
06/30/33
(a)
...................... 1,332 1,446,213
Cheniere Energy Partners LP, 5.95%, 06/30/33 . 4,842 5,127,892
ConocoPhillips Co., 5.05%, 09/15/33
(a)
...... 3,645 3,739,663
Diamondback Energy, Inc., 6.25%, 03/15/33 .. 3,811 4,110,522
Enbridge, Inc.
5.70% , 03/08/33 ................... 7,564 7,932,668
2.50% , 08/01/33 ................... 3,903 3,348,499
Energy Transfer LP
5.75% , 02/15/33 ................... 5,128 5,377,989
6.55% , 12/01/33 ................... 5,196 5,685,757
Enterprise Products Operating LLC
5.35% , 01/31/33
(a)
.................. 3,470 3,620,512
Series D , 6.88% , 03/01/33 ............ 1,932 2,189,810
Hess Corp., 7.13%, 03/15/33
(a)
........... 1,918 2,207,919
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33 ....................... 1,749 2,010,322
Kinder Morgan, Inc.
4.80% , 02/01/33 ................... 2,607 2,613,014
5.20% , 06/01/33 ................... 5,166 5,315,481
MPLX LP
5.00% , 01/15/33 ................... 2,700 2,705,780
5.00% , 03/01/33 ................... 3,879 3,889,325
ONEOK, Inc., 6.05%, 09/01/33 ........... 5,200 5,510,295
Ovintiv, Inc., 6.25%, 07/15/33 ........... 2,198 2,333,996
Phillips 66 Co., 5.30%, 06/30/33 .......... 3,151 3,236,842
Targa Resources Corp.
4.20% , 02/01/33 ................... 2,876 2,752,007
6.13% , 03/15/33 ................... 2,967 3,169,175
TotalEnergies Capital USA LLC, 4.57%, 01/13/33 1,100 1,099,156
Western Midstream Operating LP, 6.15%,
04/01/33 ....................... 2,758 2,914,186
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The), 5.65%, 03/15/33 ... USD 3,646 $ 3,813,666
99,325,913
Personal Care Products — 0.7%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33 2,601 2,605,549
Kenvue, Inc., 4.90%, 03/22/33
(a)
.......... 4,385 4,465,808
7,071,357
Pharmaceuticals — 3.7%
Astrazeneca Finance LLC, 4.88%, 03/03/33 ... 1,854 1,906,189
Bristol-Myers Squibb Co., 5.90%, 11/15/33
(a)
.. 1,946 2,114,943
Eli Lilly & Co., 4.70%, 02/27/33 .......... 3,483 3,548,024
Johnson & Johnson
(a)
4.95% , 05/15/33 ................... 1,740 1,825,971
4.38% , 12/05/33 ................... 2,682 2,708,188
Merck & Co., Inc.
4.50% , 05/17/33
(a)
.................. 5,060 5,085,850
6.50% , 12/01/33
(c)
.................. 2,258 2,535,086
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33 ....................... 16,891 17,064,676
36,788,927
Professional Services — 0.6%
Concentrix Corp., 6.85%, 08/02/33
(a)
....... 1,996 2,027,654
Jacobs Engineering Group, Inc., 5.90%,
03/01/33
(a)
...................... 1,733 1,819,652
Verisk Analytics, Inc., 5.75%, 04/01/33 ...... 1,915 2,024,007
5,871,313
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 4.90%, 01/15/33
(a)
..... 2,045 2,051,756
Residential REITs — 0.9%
AvalonBay Communities, Inc.
5.00% , 02/15/33 ................... 1,271 1,299,100
5.30% , 12/07/33 ................... 1,500 1,557,086
Invitation Homes Operating Partnership LP
4.95% , 01/15/33 ................... 1,905 1,900,011
5.50% , 08/15/33 ................... 1,260 1,293,003
Mid-America Apartments LP, 4.65%, 01/15/33 . 1,275 1,269,710
UDR, Inc.
1.90% , 03/15/33 ................... 1,341 1,103,758
2.10% , 06/15/33 ................... 1,140 944,103
9,366,771
Retail REITs — 1.1%
Agree LP, 2.60%, 06/15/33 ............. 1,126 971,569
Brixmor Operating Partnership LP, 4.85%,
02/15/33 ....................... 1,210 1,206,705
Kimco Realty OP LLC, 4.60%, 02/01/33 ..... 2,276 2,265,782
NNN REIT, Inc., 5.60%, 10/15/33 ......... 1,780 1,855,739
Realty Income Corp.
4.50% , 02/01/33 ................... 1,385 1,370,256
1.80% , 03/15/33 ................... 1,510 1,254,808
4.90% , 07/15/33
(a)
.................. 2,127 2,149,988
11,074,847
Semiconductors & Semiconductor Equipment — 4.1%
Broadcom, Inc.
4.60% , 01/15/33 ................... 3,025 3,014,550
2.60% , 02/15/33 ................... 6,009 5,281,761
3.42% , 04/15/33 ................... 7,675 7,086,433
Intel Corp., 5.20%, 02/10/33
(a)
........... 7,548 7,694,248
Marvell Technology, Inc., 5.95%, 09/15/33 .... 1,864 1,981,602
Micron Technology, Inc.
5.88% , 02/09/33 ................... 2,553 2,715,209
5.88% , 09/15/33 ................... 3,289 3,499,668
NXP BV, 5.00%, 01/15/33 .............. 3,590 3,634,723
QUALCOMM, Inc., 5.40%, 05/20/33 ....... 2,601 2,743,944

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc., 4.90%, 03/14/33 .... USD 3,448 $ 3,551,752
41,203,890
Software — 1.3%
Intuit, Inc., 5.20%, 09/15/33 ............. 4,395 4,557,103
Oracle Corp., 4.90%, 02/06/33 ........... 5,190 4,997,843
Trimble, Inc., 6.10%, 03/15/33 ........... 2,893 3,093,060
12,648,006
Specialized REITs — 1.8%
American Tower Corp.
5.65% , 03/15/33 ................... 2,766 2,907,153
5.55% , 07/15/33 ................... 3,040 3,175,894
5.90% , 11/15/33 ................... 2,681 2,862,347
Crown Castle, Inc., 5.10%, 05/01/33
(a)
...... 2,789 2,815,741
Extra Space Storage LP, 4.95%, 01/15/33 .... 2,545 2,558,917
Public Storage Operating Co., 5.10%, 08/01/33
(a)
2,449 2,527,368
Weyerhaeuser Co., 3.38%, 03/09/33 ....... 1,797 1,641,242
18,488,662
Specialty Retail — 1.6%
AutoZone, Inc.
4.75% , 02/01/33 ................... 2,136 2,133,457
5.20% , 08/01/33 ................... 1,155 1,181,113
6.55% , 11/01/33
(a)
.................. 1,533 1,696,309
Lowe's Cos., Inc.
5.00% , 04/15/33
(a)
.................. 4,297 4,391,547
5.15% , 07/01/33 ................... 3,341 3,438,614
Tractor Supply Co., 5.25%, 05/15/33
(a)
...... 2,714 2,796,989
15,638,029
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc., 4.30%, 05/10/33
(a)
........... 3,443 3,475,453
Dell International LLC, 5.75%, 02/01/33 ..... 3,569 3,744,858
HP, Inc., 5.50%, 01/15/33
(a)
............. 3,858 3,946,153
11,166,464
Tobacco — 2.1%
Altria Group, Inc., 6.88%, 11/01/33
(a)
....... 1,855 2,085,469
BAT Capital Corp.
4.63% , 03/22/33 ................... 2,520 2,494,672
Security
Par (000)
Par (000) Value
Tobacco (continued)
6.42% , 08/02/33
(a)
.................. USD 4,386 $ 4,813,580
Philip Morris International, Inc.
5.38% , 02/15/33 ................... 7,716 8,023,414
5.63% , 09/07/33 ................... 3,493 3,692,547
21,109,682
Trading Companies & Distributors — 0.3%
GATX Corp.
4.90% , 03/15/33 ................... 1,503 1,503,363
5.45% , 09/15/33 ................... 1,466 1,513,492
3,016,855
Wireless Telecommunication Services — 2.0%
America Movil SAB de CV, 5.00%, 01/20/33 ... 1,640 1,659,535
T-Mobile USA, Inc.
4.63% , 01/15/33 ................... 2,740 2,721,821
5.20% , 01/15/33 ................... 4,161 4,273,868
5.05% , 07/15/33 ................... 8,936 9,079,145
6.70% , 12/15/33
(a)
.................. 1,895 2,114,617
19,848,986
Total Long-Term Investments — 98 .1%
(Cost: $ 961,647,915 ) .............................. 982,439,695
Shares
Shares
Short-Term Securities
Money Market Funds — 11.3%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 106,195,056 106,248,154
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.64% .................... 7,019,846 7,019,846
Total Short-Term Securities — 11 .3%
(Cost: $ 113,257,787 ) .............................. 113,268,000
Total Investments — 109 .4%
(Cost: $ 1,074,905,702 ) ............................ 1,095,707,695
Liabilities in Excess of Other Assets — (9.4) % ............. (94,267,349)
Net Assets — 100.0% ...............................
$ 1,001,440,346
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
Shares
Held at
01/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 88,000,676 $ 18,247,590
(a)
$ — $ 1,032 $ (1,144) $ 106,248,154 106,195,056 $ 72,854
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,858,796 2,161,050
(a)
— — — 7,019,846 7,019,846 26,763 —
$ 1,032 $ (1,144) $ 113,268,000 $ 99,617 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 982,439,695 $ — $ 982,439,695
Short-Term Securities
Money Market Funds ...................................... 113,268,000 — — 113,268,000
$ 113,268,000 $ 982,439,695 $ — $ 1,095,707,695
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SAB Special Assessment Bonds
SCA Svenska Cellulosa Aktiebolaget